Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 29, 2011
(Wells Fargo Advantage Opportunity Fund) | Class B
Average Annual Return:
1 Year	19.45%
5 Years	3.81%
10 Years	3.47%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Opportunity Fund) | Class B | (after taxes on distributions)
Average Annual Return:
1 Year	19.45%
5 Years	2.38%
10 Years	2.51%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Opportunity Fund) | Class B | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.64%
5 Years	2.87%
10 Years	2.72%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	25.48%
5 Years	4.66%
10 Years	6.54%
(Wells Fargo Advantage Enterprise Fund) | Class B
Average Annual Return:
1 Year	26.79%
5 Years	4.24%
10 Years	1.49%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Enterprise Fund) | Class B | (after taxes on distributions)
Average Annual Return:
1 Year	26.79%
5 Years	4.24%
10 Years	1.49%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Enterprise Fund) | Class B | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.41%
5 Years	3.65%
10 Years	1.28%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	26.38%
5 Years	4.88%
10 Years	3.12%
(Wells Fargo Advantage Equity Value Fund) | Class R
Average Annual Return:
1 Year	17.12%
5 Years	1.81%
Performance Since 8/29/2003	6.08%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Equity Value Fund) | Class R | (after taxes on distributions)
Average Annual Return:
1 Year	17.03%
5 Years	1.18%
Performance Since 8/29/2003	5.62%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Equity Value Fund) | Class R | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.24%
5 Years	1.37%
Performance Since 8/29/2003	5.17%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
Performance Since 8/29/2003	5.70%